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                           UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, DC 20549

                             Form 13F

                        Form 13F COVER PAGE
    Report for the Calendar Year or Quarter Ended:        3/31/2010
                                                     ------------------
    Check here if Amendment[   ]:  Amendment Number:
                                                     ------------------

   This Amendment (Check only one):
   [   ] is a restatement
   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    LONGVIEW ASSET MANAGEMENT, LLC (f/k/a LONGVIEW MANAGEMENT GROUP, LLC)
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Address: 222 N. LASALLE STREET, #2000, CHICAGO, IL  60601
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Form 13F File Number 28-  4651
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      The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Angela Newhouse
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Title:    Investment Information Manager
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Phone:    312-236-6300
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Signature, Place, and Date of Signing:

/s/ Angela Newhouse
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(Signature)

Chicago, Illinois
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(City, State)

5/10/2010
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(Date)

Report Type (Check only one):

[ x ]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. (If there are no entries in this list, omit this section.)
NONE
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                        Form 13F Summary Page

                           Report Summary:


Number of Other Included Manager:                         0
                                          ---------------------------------

Form 13F Information Table Entry Total:                   2
                                          ---------------------------------
Form 13F Information Table Value Total:          $2,798,621  (thousands)
                                          ---------------------------------

The confidential portion of this Form 13F has been omitted and filed separately with the SEC.

List of Other Included Managers:
         NONE
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13F Holdings Report
3/31/2010


      COLUMN 1         COLUMN 2  COLUMN 3   COLUMN 4      COLUMN 5              COLUMN 6    COLUMN 7             COLUMN 8
                                                                                                                 VOTING
                                                                                                                AUTHORITY

         NAME OF       TITLE OF              VALUE     SHRS OR    SH/   PUT/    INVESTMENT   OTHER
         ISSUER         CLASS     CUSIP    (X $1000)   PRN AMT    PRN   CALL    DISCRETION  MANAGERS    SOLE      SHARED    NONE
GENERAL DYNAMICS CORP    COM    369550108  2,577,142  33,382,667   SH              Sole               33,382,667
PETSMART INC             COM    716768106    221,479   6,929,873   SH              Sole                6,929,873

Total                                      2,798,621  40,312,541                                      40,312,541